Operating Profit (Tables)	12 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Schedule of operating expenses

	2025 £’000	2024 £’000	2023 £’000
Operating profit is stated after charging/(crediting):
Depreciation of owned property, plant and equipment	8,836	10,312	8,730
Depreciation of right-of-use assets	12,789	13,026	11,861
(Reversal of impairment)/Impairment of right-of-use assets	(130)	130	(131)
Amortisation of intangible assets	23,446	15,473	12,467
Net loss/(gain) on disposal of non-current assets (tangibles and intangibles)	128	690	(45)
Net loss/(gain) on disposal of right-of-use asset	70	(139)	(1)
Loss on derecognition of right-of-use assets sub-leased	—	81	—
Research and development tax credit	(464)	(7,788)	(5,027)
Government grants	(1,994)	(2,803)	(2,935)
Share-based compensation expense	32,045	34,678	31,058
Restructuring costs	6,539	11,645	6,588
Expected credit loss allowance on trade receivables and contract assets	3,328	58	932
Expected credit loss allowance on accrued income	—	(8)	—
Operating lease costs:
Land and buildings	2,339	3,165	1,957

Schedule of auditors' remuneration
During the year, the Group (including its overseas subsidiaries) obtained the following services from the Company’s auditors in respect of each year:

	2025 £’000	2024 £’000	2023 £’000
Audit of the financial statements	£1,463	£1,922	£1,467
Subsidiary local statutory audits	128	140	108
Sarbanes-Oxley Act attestation fees	1,473	1,442	1,506
Total audit fees	3,064	3,504	3,081
Quarterly review fees	299	285	260
Transition fees	—	—	180
Total audit related fees	299	285	440
Tax fees	80	245	377
All other fees	18	96	202
Total auditor’s remuneration	£3,461	£4,130	£4,100